Condensed Deutsche Bank AG (Parent Company Only) Financial Information - Deutsche Bank Parent Long-Term Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Total Maturities
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	€ 114,754	€ 114,899
Total Maturities | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	67,920	71,414
Floating rate	12,281	11,196
Other	26,256	20,578
Total Maturities | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	8,212	11,626
Floating rate	0	0
Other	85	85
Not later than one year
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	22,175
Not later than one year | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	14,050
Floating rate	2,508
Other	3,550
Not later than one year | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	2,024
Floating rate	0
Other	42
Later than one year and not later than two years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	19,839
Later than one year and not later than two years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	12,269
Floating rate	2,817
Other	2,369
Later than one year and not later than two years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	2,363
Floating rate	0
Other	20
Later than two years and not later than three years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	16,006
Later than two years and not later than three years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	13,269
Floating rate	517
Other	2,220
Later than two years and not later than three years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	0
Floating rate	0
Other	0
Later than three years and not later than four years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	13,263
Later than three years and not later than four years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	10,368
Floating rate	1,050
Other	1,845
Later than three years and not later than four years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	0
Floating rate	0
Other	0
Later than four years and not later than five years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	12,371
Later than four years and not later than five years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	8,854
Floating rate	1,918
Other	1,152
Later than four years and not later than five years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	424
Floating rate	0
Other	23
Later than five years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	31,101
Later than five years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	9,109
Floating rate	3,471
Other	15,120
Later than five years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	3,401
Floating rate	0
Other	0
Deutsche Bank AG
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	154,647	154,437
Deutsche Bank AG | Total Maturities
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	154,647	154,437
Deutsche Bank AG | Total Maturities | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	67,485	70,482
Floating rate	12,281	11,196
Other	65,754	59,940
Deutsche Bank AG | Total Maturities | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	8,212	12,234
Floating rate	230	500
Other	685	€ 85
Deutsche Bank AG | Not later than one year
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	22,536
Deutsche Bank AG | Not later than one year | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	13,565
Floating rate	2,508
Other	3,797
Deutsche Bank AG | Not later than one year | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	2,024
Floating rate	0
Other	642
Deutsche Bank AG | Later than one year and not later than two years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	20,182
Deutsche Bank AG | Later than one year and not later than two years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	12,269
Floating rate	2,817
Other	2,713
Deutsche Bank AG | Later than one year and not later than two years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	2,363
Floating rate	0
Other	20
Deutsche Bank AG | Later than two years and not later than three years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	16,240
Deutsche Bank AG | Later than two years and not later than three years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	13,269
Floating rate	517
Other	2,454
Deutsche Bank AG | Later than two years and not later than three years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	0
Floating rate	0
Other	0
Deutsche Bank AG | Later than three years and not later than four years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	13,503
Deutsche Bank AG | Later than three years and not later than four years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	10,378
Floating rate	1,050
Other	2,075
Deutsche Bank AG | Later than three years and not later than four years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	0
Floating rate	0
Other	0
Deutsche Bank AG | Later than four years and not later than five years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	12,601
Deutsche Bank AG | Later than four years and not later than five years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	8,854
Floating rate	1,918
Other	1,382
Deutsche Bank AG | Later than four years and not later than five years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	424
Floating rate	0
Other	23
Deutsche Bank AG | Later than five years
Deutsche Bank Parent Long-Term Debt [Line Items]
Long-term debt	69,585
Deutsche Bank AG | Later than five years | Senior debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	9,150
Floating rate	3,471
Other	53,333
Deutsche Bank AG | Later than five years | Subordinated debt
Deutsche Bank Parent Long-Term Debt [Line Items]
Fixed rate	3,401
Floating rate	230
Other	€ 0